LEASES - Schedule of Future Minimum Annual Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	$ 106
2027	84
Thereafter	0
Total lease payments	190
Less: imputed discount rate	(14)
Carrying value of operating lease liabilities	$ 176	$ 154